Note 5 - Operating Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2019
Operating Segments Reporting
Total Assets Operating Segment
Total assets by Operating Segments (Millions of Euros)
	June 2019	December 2018
Spain	368.982	354.901
United States	86.229	82.057
Mexico	105.366	97.432
Turkey	64.641	66.250
South America	56.433	54.373
Rest of Eurasia	20.209	18.834
Subtotal Assets by Operating Segments	701.860	673.848
Corporate Center and adjustments	(4.234)	2.841
Total Assets BBVA Group	697.626	676.689

Main Margins And Profits From Operating Segments
Main margins and profit by Operating Segments (Millions of Euros)
		Operating Segments
	BBVA Group	Spain	United States	Mexico	Turkey	South America	RestofEurasia	Corporate Center
June 2019
Net interest income	8.987	1.808	1.217	3.042	1.353	1.613	84	(132)
Gross income	11.989	2.818	1.615	3.901	1.677	1.994	220	(236)
Net operating income	6.115	1.190	655	2.611	1.084	1.215	78	(718)
Profit or loss before tax from continuing operations	4.052	1.027	363	1.783	726	847	69	(762)
Profit	2.442	734	297	1.287	282	404	55	(616)
June 2018
Net interest income	8.590	1.852	1.082	2.648	1.510	1.553	83	(137)
Gross income	11.863	3.023	1.437	3.465	1.924	1.987	217	(188)
Net operating income	5.967	1.336	544	2.309	1.245	1.078	77	(621)
Profit or loss before tax from continuing operations	4.286	1.056	493	1.654	964	724	93	(698)
Profit	2.536	746	385	1.200	372	332	60	(558)